EQUITY - Special Shares held by Brookfield (Details)	6 Months Ended
Jun. 30, 2026 shares
Special Shares Held By Brookfield
Disclosure of classes of share capital [line items]
Balance at beginning of period (in shares)	0
Issuance of Special Shares	4
Balance at end of period (in shares)	4
Equity attributable to owners of parent
Disclosure of classes of share capital [line items]
Balance at beginning of period (in shares)	4
Conversion from BBUC exchangeable shares (in shares)	(4)
Balance at end of period (in shares)	0